Assets held for sale - Summary of assets and liabilities held for sale (Detail) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Apr. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Assets Held For Sale [Abstract]
Cash and cash equivalents			$ 1,818.3	$ 1,816.9	$ 1,883.1
Trade accounts receivable, net			189.0	202.9
Inventories			1,986.0	2,329.0
Income tax and social contribution			114.5	105.5
Other assets			194.3	246.3
Deferred income tax and social contribution			97.6	48.1
Property, plant and equipment, net			1,687.6	1,649.2	1,956.0	$ 968.9
Intangible assets			2,213.4	2,246.5	$ 2,075.6	$ 894.1
TOTAL			230.9
Liabilities Held For Sale [Abstract]
Trade accounts payable			495.2	739.5
Other payables			257.1	319.9
Taxes and payroll charges payable			40.4	47.2
Income tax and social contribution			71.6	107.2
Unearned income			2.5	2.6
Current Liabilities			2,783.7	$ 3,217.3
TOTAL			45.1
Assets and liabilities classified as held for sale [member]
Assets Held For Sale [Abstract]
Cash and cash equivalents		$ 15.7	20.3
Trade accounts receivable, net		1.3	0.9
Inventories		60.4	59.0
Income tax and social contribution		0.0	0.5
Other assets		6.0	6.3
Guarantee deposits		0.2	0.2
Deferred income tax and social contribution		1.6	1.7
Property, plant and equipment, net	[1]	136.1	141.9
Intangible assets		0.2	0.1
TOTAL		221.5	230.9
Liabilities Held For Sale [Abstract]
Trade accounts payable		13.5	13.7
Other payables		3.6	2.5
Taxes and payroll charges payable		0.6	0.4
Income tax and social contribution		0.1	0.0
Unearned income		27.9	28.5
Current Liabilities		45.7	45.1
Net assets to be disposed		175.8	185.8
TOTAL		$ 221.5	$ 230.9

[1]	Property, plant and equipment included in the assets held for sale (US$ 136.1) are presented net of impairment losses in the amount of US$ 50.9 measured based on the fair value less cost to sell.